SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Oct. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF COMPONENTS OF CHANGES IN ARO

Components of the changes in ARO for the years ended October 31, 2023 and 2024 are shown below:

ARO, ending balance – October 31, 2022	$48,313
Accretion expense	2,778
ARO, ending balance – October 31, 2023	51,091
Accretion expense	2,778
ARO, ending balance – October 31, 2024	53,869
Less: ARO – current	2,778
ARO, net of current portion – October 31, 2024	$51,091

SCHEDULE OF WEIGHTED AVERAGE COMMON SHARES OUTSTANDING ANTI_DILUTIVE

The following common share equivalents are excluded from the calculation of weighted average common shares outstanding, because their inclusion would have been anti-dilutive:

	As of October 31,		As of October 31,
	2024		2023
Warrants	19,176	(1)	19,812	(2)
Total potentially dilutive securities	19,176		19,812

(1)	Balance consists of potentially dilutive shares based on 191,994 and 88,336 outstanding, equity classified warrants, respectively.
(2)	Balance consists of restricted stock units granted to five outside directors and restricted shares issued to executives.